UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $92,425 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     6092   342269 SH       SOLE                   342269
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      630    70000 SH       SOLE                    70000
BOLT TECHNOLOGY CORP           COM              097698104     2691   187155 SH       SOLE                   187155
CABOT MICROELECTRONICS CORP    COM              12709P103     1230    35000 SH       SOLE                    35000
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107       12     1445 SH       SOLE                     1445
DAWSON GEOPHYSICAL CO          COM              239359102     2526   100000 SH       SOLE                   100000
EDGEN GROUP INC                CL A             28014Q107     4650   600000 SH       SOLE                   600000
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1330    75200 SH       SOLE                    75200
EMERITUS CORP                  COM              291005106     4716   225212 SH       SOLE                   225212
ENERGY SVCS OF AMERICA CORP    COM              29271Q103       28    25855 SH       SOLE                    25855
FLEETCOR TECHNOLOGIES INC      COM              339041105     4480   100000 SH       SOLE                   100000
HI-CRUSH PARTNERS LP           COM UNIT LTD     428337109     5236   238000 SH       SOLE                   238000
INTEGRATED ELECTRICAL SVC      COM              45811E301     1850   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     1985   105000 SH       SOLE                   105000
KIRKLANDS INC                  COM              497498105      190    19179 SH       SOLE                    19179
MARTHA STEWART LIVING OMNIME   CL A             573083102      156    50891 SH       SOLE                    50891
MITEL NETWORKS CORP            COM              60671Q104     2873  1063924 SH       SOLE                  1063924
MTR GAMING GROUP INC           COM              553769100     7369  1750339 SH       SOLE                  1750339
NORTECH SYS INC                COM              656553104      543   151334 SH       SOLE                   151334
ORION MARINE GROUP INC         COM              68628V308     2229   300000 SH       SOLE                   300000
OWENS ILL INC                  COM NEW          690768403     1089    58034 SH       SOLE                    58034
OYO GEOSPACE CORP              COM              671074102     3166    25864 SH       SOLE                    25864
PREMIERE GLOBAL SVCS INC       COM              740585104     3493   373560 SH       SOLE                   373560
RED LION HOTELS CORP           COM              756764106     1563   250000 SH       SOLE                   250000
RENTECH INC                    COM              760112102     3002  1220300 SH       SOLE                  1220300
RIGNET INC                     COM              766582100     9512   514141 SH       SOLE                   514141
SCHAWK INC                     CL A             806373106     2004   153543 SH       SOLE                   153543
STEELCASE INC                  CL A             858155203     3694   375000 SH       SOLE                   375000
THERMON GROUP HLDGS INC        COM              88362T103     2499   100000 SH       SOLE                   100000
TILE SHOP HLDGS INC            COM              88677Q109     3595   250000 SH       SOLE                   250000
UNITED RENTALS INC             COM              911363109     7523   230000 SH       SOLE                   230000
VASCO DATA SEC INTL INC        COM              92230Y104      469    50000 SH       SOLE                    50000